SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 239,289	$ 202,692
Revenue transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue	200,465	166,074
Revenue transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 38,824	$ 36,618